Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
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Summary of Intangible Assets

	Goodwill	Future servicing rights	Software	Other	Total

Net book value

On January 1, 2024	291	131	48	33	504

Additions	-	2	12	1	15

Amortization through income statement	-	(14)	(11)	(5)	(30)

Acquisitions through business combinations	23	-	-	40	63

Other movements	13	-	-	(13)	-

Net exchange differences	19	1	1	2	23

On December 31, 2024	345	120	51	58	575

Gross carrying value	473	311	85	98	967

Accumulated amortization, depreciation and impairment losses	(128)	(191)	(34)	(40)	(393)

Net book value 2024	345	120	51	58	575

Net book value

On January 1, 2023	316	59	21	25	420

Additions	-	122	41	3	166

Amortization through income statement	-	(11)	(8)	(2)	(21)

Acquisitions through business combinations	-	-	-	10	10

Disposals	-	-	(3)	-	(3)

Disposal of a business	(18)	(38)	(2)	-	(58)

Other movements	-	-	(1)	(2)	(3)

Net exchange differences	(6)	-	-	-	(7)

On December 31, 2023	291	131	48	33	504

Gross carrying value	411	298	71	56	835

Accumulated amortization, depreciation and impairment losses	(120)	(166)	(23)	(23)	(331)

Net book value 2023	291	131	48	33	504

Summary of Geographically Cash-generating Units to Goodwill	A summary of the cash-generating units to which the goodwill is allocated is as follows:

	2024	2023

Americas	215	201

United Kingdom	81	56

Asset Management	49	34

On December 31	345	291